Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,434	¥ 1,302
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	322	329
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	927	831
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 185	¥ 142